UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2017

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 3.4%
Ford Motor Co.	663,065	$7,439,589
General Motors Co.	170,892	6,148,694

Total Automobiles		13,588,283

Distributors - 1.1%
Genuine Parts Co.	50,628	4,299,836

Hotels, Restaurants & Leisure - 3.1%
DineEquity Inc.	17,230	708,842
McDonald’s Corp.	73,623	11,421,872

Total Hotels, Restaurants & Leisure		12,130,714

Internet & Direct Marketing Retail - 0.2%
PetMed Express Inc.	14,077	669,221

Media - 0.4%
Regal Entertainment Group, Class A Shares	82,528	1,569,683

Specialty Retail - 1.3%
L Brands Inc.	115,904	5,376,787

TOTAL CONSUMER DISCRETIONARY		37,634,524

CONSUMER STAPLES - 18.6%
Beverages - 5.2%
Coca-Cola Co.	228,821	10,489,154
PepsiCo Inc.	87,147	10,162,212

Total Beverages		20,651,366

Food Products - 2.4%
General Mills Inc.	170,904	9,512,517

Household Products - 4.9%
Kimberly-Clark Corp.	74,283	9,148,694
Procter & Gamble Co.	110,384	10,025,075

Total Household Products		19,173,769

Tobacco - 6.1%
Altria Group Inc.	137,435	8,929,152
British American Tobacco PLC, ADR	80,675	5,043,804
Philip Morris International Inc.	86,944	10,147,234

Total Tobacco		24,120,190

TOTAL CONSUMER STAPLES		73,457,842

FINANCIALS - 9.9%
Banks - 1.8%
Park National Corp.	2,116	208,997
People’s United Financial Inc.	262,652	4,580,651
Umpqua Holdings Corp.	118,828	2,203,071

Total Banks		6,992,719

Insurance - 1.0%
First American Financial Corp.	37,656	1,822,927
Old Republic International Corp.	107,673	2,112,544
Safety Insurance Group Inc.	3,421	242,720

Total Insurance		4,178,191

Mortgage Real Estate Investment (REITs) - 7.0%
AGNC Investment Corp.	180,789	3,829,111
Annaly Capital Management Inc.	452,256	5,440,640
Anworth Mortgage Asset Corp.	43,119	259,576

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - (continued)
Apollo Commercial Real Estate Finance Inc.	69,486	$1,252,833
Blackstone Mortgage Trust Inc., Class A Shares	48,040	1,482,995
Capstead Mortgage Corp.	50,194	490,897
Cherry Hill Mortgage Investment Corp.	12,292	235,884
Chimera Investment Corp.	95,878	1,804,424
MFA Financial Inc.	119,602	1,015,421
MTGE Investment Corp.	23,239	432,245
New Residential Investment Corp.	310,837	5,284,229
New York Mortgage Trust Inc.	76,485	483,385
Orchid Island Capital Inc.	68,141	649,384
Pennymac Mortgage Investment Trust	28,989	510,206
Starwood Property Trust Inc.	132,968	2,930,615
Two Harbors Investment Corp.	154,152	1,524,563

Total Mortgage Real Estate Investment (REITs)		27,626,408

Thrifts & Mortgage Finance - 0.1%
Oritani Financial Corp.	13,300	220,780

TOTAL FINANCIALS		39,018,098

INDUSTRIALS - 13.4%
Aerospace & Defense - 3.4%
Boeing Co.	54,634	13,246,560

Air Freight & Logistics - 2.7%
United Parcel Service Inc., Class B Shares	94,729	10,447,661

Electrical Equipment - 5.2%
Eaton Corp. PLC	134,590	10,531,668
Emerson Electric Co.	170,169	10,143,774

Total Electrical Equipment		20,675,442

Industrial Conglomerates - 2.1%
General Electric Co.	329,938	8,449,712

TOTAL INDUSTRIALS		52,819,375

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 2.4%
Cisco Systems Inc.	303,078	9,531,803

IT Services - 4.2%
International Business Machines Corp.	61,184	8,851,490
Paychex Inc.	136,679	7,906,880

Total IT Services		16,758,370

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	50,720	1,799,038

Software - 1.4%
CA Inc.	174,505	5,416,635

TOTAL INFORMATION TECHNOLOGY		33,505,846

MATERIALS - 2.7%
Chemicals - 2.6%
Dow Chemical Co.	159,866	10,269,792

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International Inc.	8,345	320,615

TOTAL MATERIALS		10,590,407

REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Agree Realty Corp.	11,189	550,163
Apple Hospitality REIT Inc.	78,624	1,451,399
Care Capital Properties Inc.	15,899	385,074
Columbia Property Trust Inc.	34,965	760,489
Crown Castle International Corp.	102,647	10,324,235
EPR Properties	21,633	1,565,797
Franklin Street Properties Corp.	21,441	226,631

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Gaming and Leisure Properties Inc.		48,110	$1,825,293
Hospitality Properties Trust		40,231	1,169,113
Lamar Advertising Co., Class A Shares		44,768	3,159,278
Liberty Property Trust		54,338	2,283,283
LTC Properties Inc.		13,571	700,806
Monmouth Real Estate Investment Corp.		21,817	336,200
National Health Investors Inc.		15,695	1,212,439
National Retail Properties Inc.		70,532	2,819,869
Piedmont Office Realty Trust Inc., Class A Shares		47,755	1,003,333
Select Income REIT		16,741	392,911
Senior Housing Properties Trust		99,274	1,930,879
STORE Capital Corp.		110,476	2,584,034
WP Carey Inc.		20,657	1,415,211

TOTAL REAL ESTATE			36,096,437

TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T Inc.		245,764	9,584,796
Verizon Communications Inc.		201,874	9,770,702

TOTAL TELECOMMUNICATION SERVICES			19,355,498

UTILITIES - 23.0%
Electric Utilities - 11.1%
Duke Energy Corp.		120,121	10,224,700
Great Plains Energy Inc.		132,947	4,102,744
Hawaiian Electric Industries Inc.		35,749	1,179,360
OGE Energy Corp.		76,815	2,754,586
PPL Corp.		209,350	8,024,385
Southern Co.		198,770	9,527,046
Xcel Energy Inc.		167,102	7,905,596

Total Electric Utilities			43,718,417

Multi-Utilities - 11.9%
Ameren Corp.		98,433	5,522,091
Consolidated Edison Inc.		106,363	8,813,238
Dominion Energy Inc.		127,919	9,872,788
NorthWestern Corp.		28,461	1,644,761
Public Service Enterprise Group Inc.		189,147	8,505,941
SCANA Corp.		77,178	4,967,948
WEC Energy Group Inc.		125,252	7,887,119

Total Multi-Utilities			47,213,886

TOTAL UTILITIES			90,932,303

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,984,921)			393,410,330

	RATE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,401,849)	0.938%	5,401,849	5,401,849

TOTAL INVESTMENTS - 101.0% (Cost - $390,386,770#)			398,812,179
Liabilities in Excess of Other Assets - (1.0)%			(3,894,370)

TOTAL NET ASSETS - 100.0%			$394,917,809

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	8	9/17	$974,574	$987,200	$12,626

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason Equity ETF Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant

Notes to Schedule of Investments (unaudited) (continued)

and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$393,410,330	—	—	$393,410,330
Short-Term Investments†	5,401,849	—	—	5,401,849

Total Investments	$398,812,179	—	—	$398,812,179

Other Financial Instruments:
Futures Contracts	12,626	—	—	12,626

Total	$398,824,805	—	—	$398,824,805

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,498,202
Gross unrealized depreciation	(5,072,793)

Net unrealized appreciation	$8,425,409

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017